Reinsurance - Ceded Credit Risk (Details)	Dec. 31, 2013
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	100.00%
AAA
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	0.80%
AA
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	53.50%
A
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	36.70%
BBB
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	1.70%
BB and below
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	0.00%
Captives
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	5.20%
Not Rated
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	0.10%
Other
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	2.00%
A- or better rating
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	91.00%
Ceded Credit Risk, Concentrated Credit Risk [Member]
Ceded Credit Risk [Line Items]
Threshold percentage, concentration risk	3.00%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Munich Reinsurance Company
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	26.90%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Swiss Reinsurance Company
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	10.50%
Ceded Credit Risk, Concentrated Credit Risk [Member] | AA- | Swiss Re Europe S.A.
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	5.00%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A+ | LLoyds Syndicate [Member]
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	6.10%
Ceded Credit Risk, Concentrated Credit Risk [Member] | A+ | Transatlantic Reinsurance Company
Ceded Credit Risk [Line Items]
Percentage of total reinsurance recoverables	4.70%